SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of total carrying value of equity investments held

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Equity investments without readily determinable fair value:
Initial cost basis	124,196	124,196	124,196	17,015
Cumulative unrealized gains	119,245	119,245	119,245	16,336
Cumulative unrealized losses (including impairment)	(14,940)	(28,522)	(28,522)	(3,907)
Foreign currency translation	271	979	2,066	283
	228,772	215,898	216,985	29,727
Equity investment with readily determinable fair value:
Initial cost basis	63,356	42,437	—	—
Cumulative unrealized losses	(22,683)	(12,469)	—	—
Cumulative realized gain	—	100	—	—
Foreign currency translation	4,135	205	—	—
	44,808	30,273	—	—
Equity method investment
Initial cost basis	—	12,070	14,840	2,033
Share of income from equity method investment	—	1,689	2,357	323
	—	13,759	17,197	2,356
Total carrying value	273,580	259,930	234,182	32,083

Schedule of assets and liabilities measured at fair value on a recurring and non-recurring basis

		Quoted prices in	Significant
		active markets	other	Significant
	Total Fair	for identical	observable	unobservable	Total
	Value	assets	inputs	inputs	(losses)
		(Level 1)	(Level 2)	(Level 3)	gain
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2023
Purchase consideration payable	(678,732)	—	(678,732)	—	(14,433)
Equity investments with readily determinable fair value	30,273	30,273	—	—	(12,469)

As of December 31, 2024
Structured deposits	90,422	—	90,422	—	422

		Quoted prices in	Significant
		active markets	other	Significant
	Total Fair	for identical	observable	unobservable	Total
	Value	assets	inputs	inputs	gains
		(Level 1)	(Level 2)	(Level 3)	(losses)
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2023
Equity investments accounted for using measurement alternative	215,898	—	—	215,898	—
Long-lived assets in public cloud asset group (Note 7)	3,026,228	—	—	3,026,228	(653,670)
As of December 31, 2024
Long-lived assets in public cloud asset group as of September 30, 2024 (Note 7)	4,894,018	—	—	4,894,018	(919,724)

Schedule of property plant and equipment useful lives

Estimated
Category	Useful Life
Electronic equipment	3-4 years
Office equipment and fixtures	5 years
Data center machinery and equipment	10 years
Building	50 years

Schedule of finite lived intangible assets useful lives

Estimated
Category	Useful Life
Customer relationships	6 years
Patents and technologies	6-10 years
Trademarks and domain names	10 years
Software and copyrights	3-10 years
Others	3 years